Business, Basis of Presentation and Significant Accounting Policies - Securities Lending (Details)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Rate required of collateral as a percent of market value of loans securities	102.00%
Percentage of collateral retained by lending agent for portions of the program	5.00%
Percentage of collateral transferred to company for portions of the program	95.00%
Percentage of loans third-party pricing source is unable to price an investment	2.00%